TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE

Reconciliation between the statutory rate and the effective tax rate is as follows for the years ended December 31, 2025, 2024 and 2023.

	2025	2024	2023
PRC statutory tax rate	25%	25%	25%
Net impact of exemption and favorable tax rate rendered by local tax authorities
Foreign loss not recognized in PRC	(10)%	7%	1%
Effect of accelerated deductions on research and development expenses	3%	0%	0%
Permanent difference and others	(72)%	(9)%	(2)%
Change in valuation allowance	54%	(31)%	(25)%
Effective tax rate	0%	(8)%	(1)%

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were as follows:

	As of December 31, 2025	As of December 31, 2024

Tax effect of net operating losses carried forward	1,861,594	45,327
Valuation allowance	(1,861,594)	(45,327)
Deferred tax assets, net	$-	$-